Investments in Real Estate - Weighted Average Lives (Details)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Investments [Abstract]
Acquired intangible assets	9 years 6 months	15 years 6 months
Acquired intangible liabilities	8 years 9 months 18 days	47 years